Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

March 6, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719 on behalf of 361 Managed Futures Strategy Fund, 361 Global Managed Futures Strategy Fund, 361 Domestic Long/Short Equity Fund, 361 Global Long/Short Equity Fund, and 361 U.S. Small Cap Equity Fund (collectively, the “Funds”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Funds, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 1078 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on February 28, 2020, with an effective date of March 1, 2020.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/CARMEN M. CASTILLO-ANDINO
Carmen M. Castillo-Andino
Investment Managers Series Trust